REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
REGULATORY CAPITAL
REGULATORY CAPITAL

Citigroup is subject to risk-based capital and leverage standards issued by the Federal Reserve Board. Citi’s U.S. insured depository institution subsidiaries, including Citibank, are subject to similar standards issued by their respective primary federal bank regulatory agencies. These standards are used to evaluate capital adequacy and include the required minimums shown in the following table. The regulatory agencies are required by law to take specific prompt actions with respect to institutions that do not meet minimum capital standards.
 The following table sets forth Citigroup’s and Citibank’s regulatory capital tiers, total risk-weighted assets, quarterly adjusted average total assets, Total Leverage Exposure, risk-based capital ratios and leverage ratios in accordance with current regulatory standards (reflecting Basel III Transition Arrangements):

In millions of dollars, except ratios	Stated minimum	Citigroup		Citibank
		Well capitalized minimum	December 31, 2015	Well capitalized minimum(1)	December 31, 2015
Common Equity Tier 1 Capital			$173,862		$126,496
Tier 1 Capital			176,420		126,496
Total Capital (Tier 1 Capital + Tier 2 Capital)			198,746		148,916
Total risk-weighted assets			1,190,853		998,181
Quarterly adjusted average total assets(2)			1,732,933		1,297,733
Total Leverage Exposure(3)			2,326,072		1,838,114
Common Equity Tier 1 Capital ratio(4)	4.5%	N/A	14.60%	6.5%	12.67%
Tier 1 Capital ratio(4)	6.0	6.0%	14.81	8.0	12.67
Total Capital ratio(4)	8.0	10.0	16.69	10.0	14.92
Tier 1 Leverage ratio	4.0	N/A	10.18	5.0	9.75
Supplementary Leverage ratio(5)	N/A	N/A	7.58	N/A	6.88

(1)
Beginning January 1, 2015, an insured depository institution, such as Citibank, must maintain minimum Common Equity Tier 1 Capital, Tier 1 Capital, Total Capital, and Tier 1 Leverage ratios of 6.5%, 8%, 10% and 5%, respectively, to be considered “well capitalized.”

(2)	Tier 1 Leverage ratio denominator.

(3)	Supplementary Leverage ratio denominator.

(4)
As of December 31, 2015, Citigroup’s reportable Common Equity Tier 1 Capital, Tier 1 Capital, and Total Capital ratios were the lower derived under the Basel III Advanced Approaches framework. As of December 31, 2015, Citibank’s reportable Common Equity Tier 1 Capital, Tier 1 Capital, and Total Capital ratios were the lower derived under the Basel III Standardized Approach framework.

(5)
Commencing with 2015, Citi and Citibank are required to publicly disclose their Supplementary Leverage ratios. Beginning on January 1, 2018, Citi and Citibank will be required to maintain a stated minimum Supplementary Leverage ratio of 3%, and Citibank will be required to maintain a Supplementary Leverage ratio of 6% to be considered “well capitalized.”

N/A  Not Applicable

As indicated in the table above, Citigroup and Citibank were “well capitalized” under the current federal bank regulatory definitions as of December 31, 2015.

Banking Subsidiaries—Constraints on Dividends
There are various legal limitations on the ability of Citigroup’s subsidiary depository institutions to extend credit, pay dividends or otherwise supply funds to Citigroup and its non-bank subsidiaries. The approval of the Office of the Comptroller of the Currency is required if total dividends declared in any calendar year exceed amounts specified by the applicable agency’s regulations. State-chartered depository institutions are subject to dividend limitations imposed by applicable state law.
In determining the dividends, each depository institution must also consider its effect on applicable risk-based capital and leverage ratio requirements, as well as policy statements of the federal regulatory agencies that indicate that banking organizations should generally pay dividends out of current operating earnings. Citigroup received $13.5 billion and $8.9 billion in dividends from Citibank during 2015 and 2014, respectively.